X-SQUARE BALANCED FUND, LLC

Supplement dated December 16, 2022 to the Prospectus dated April 30, 2022 (the “Prospectus”)

The Fund was previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940. As a result of operating in a diversified manner for the past three years, the Fund is now deemed to be diversified under the Investment Company Act of 1940. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

As a result, the non-diversification information contained under the “Principal Investment Strategies of the Fund” and “Principal Risks of the Fund” sections in the Prospectus for the Fund is hereby removed.

Also, effective December 12, 2022, Thompson Hine, LLP (“Thompson Hine”) Thompson Hine LLP, 3900 Key Center Cleveland, OH 44114-1291, has replaced Faegre Drinker Biddle Reath LLP (“Faegre”) has fund legal counsel. Therefore, any references to Faegre have been replaced with Thompson Hine.

Please retain this supplement for future reference.

X-SQUARE BALANCED FUND, LLC

Supplement dated December 16, 2022 to the Statement of Additional Information dated April 30, 2022 (the “SAI”)

The Fund was previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940. As a result of ongoing operations, the Fund became a diversified company. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

As a result, the information under the caption titled “Statement of Additional” on page 1 of the SAI is hereby deleted and replaced in its entirety with the following:

X-Square Balanced Fund, LLC (the “Fund”) was organized on December 24, 2018 as a limited liability company under Chapter XIX of the Puerto Rico General Corporation Law, as amended. The Fund is an open-end management investment company and is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Also as a result, the information under the caption titled “Additional Information Regarding Fund Investments” on page 17 of the SAI is hereby deleted and replaced in its entirety with the following:

NON-DIVERSIFICATION RISK. The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as diversified. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

Also, effective December 12, 2022, Thompson Hine, LLP (“Thompson Hine”) Thompson Hine LLP, 3900 Key Center Cleveland, OH 44114-1291, has replaced Faegre Drinker Biddle Reath LLP (“Faegre”) has fund legal counsel. Therefore, any references to Faegre have been replaced with Thompson Hine.

Please retain this supplement for future reference.